Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Ending balance (in shares) at Dec. 31, 2021	7,816
Ending balance at Dec. 31, 2021	$ 124
Ending balance (in shares) at Dec. 31, 2021		851,419
Ending balance at Dec. 31, 2021	$ (4,848)	$ 0	$ 10,430	$ (15,278)
Ending balance (in shares) at Mar. 31, 2022	7,816
Ending balance at Mar. 31, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(302)			(302)
Ending balance (in shares) at Mar. 31, 2022		851,419
Ending balance at Mar. 31, 2022	$ (5,150)	$ 0	10,430	(15,580)
Beginning balance (in shares) at Dec. 31, 2021	7,816
Beginning balance at Dec. 31, 2021	$ 124
Ending balance (in shares) at Sep. 30, 2022	7,816
Ending balance at Sep. 30, 2022	$ 124
Beginning balance (in shares) at Dec. 31, 2021		851,419
Beginning balance at Dec. 31, 2021	(4,848)	$ 0	10,430	(15,278)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(948)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2021	7,816
Beginning balance at Dec. 31, 2021	$ 124
Beginning balance (in shares) at Dec. 31, 2021		851,419
Beginning balance at Dec. 31, 2021	$ (4,848)	$ 0	10,430	(15,278)
Ending balance (in shares) at Dec. 31, 2022	999,748	999,748
Ending balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Beginning balance (in shares) at Mar. 31, 2022	7,816
Beginning balance at Mar. 31, 2022	$ 124
Ending balance (in shares) at Jun. 30, 2022	7,816
Ending balance at Jun. 30, 2022	$ 124
Beginning balance (in shares) at Mar. 31, 2022		851,419
Beginning balance at Mar. 31, 2022	(5,150)	$ 0	10,430	(15,580)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(295)			(295)
Ending balance (in shares) at Jun. 30, 2022		851,419
Ending balance at Jun. 30, 2022	$ (5,445)	$ 0	10,430	(15,875)
Ending balance (in shares) at Sep. 30, 2022	7,816
Ending balance at Sep. 30, 2022	$ 124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants and non-contingent beneficial ownership feature in connection with convertible promissory note	60		60
Warrant issuance	30		30
Net loss	(351)			(351)
Ending balance (in shares) at Sep. 30, 2022		851,419
Ending balance at Sep. 30, 2022	$ (5,706)	$ 0	10,520	(16,226)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13
Vesting of restricted stock (in shares)		467
Warrant issuance	532		532
Net loss	(2,150)			(2,150)
Ending balance (in shares) at Mar. 31, 2023		1,000,215
Ending balance at Mar. 31, 2023	$ (3,230)	$ 0	17,416	(20,646)
Beginning balance (in shares) at Dec. 31, 2022	999,748	999,748
Beginning balance at Dec. 31, 2022	$ (1,625)	$ 0	16,871	(18,496)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (11,033)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	31,756	(29,529)
Beginning balance (in shares) at Mar. 31, 2023		1,000,215
Beginning balance at Mar. 31, 2023	(3,230)	$ 0	17,416	(20,646)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	13		13
Vesting of restricted stock (in shares)		164,038
Warrant exercise (in shares)		43,682
Warrant exercise	12		12
Issuance of common stock in pre-closing financing (in shares)		1,214,912
Issuance of common stock in pre-closing financing	11,721		11,721
Issuance of common stock for settlement of bridge note (in shares)		54,298
Issuance of common stock for settlement of bridge note	3,333		3,333
Issuance of common stock for reverse recapitalization expenses (in shares)		30,542
Issuance of common stock for reverse recapitalization expenses	1,875		1,875
Issuance of common stock to Vallon stockholders in reverse recapitalization (in shares)		448,667
Issuance of common stock to Vallon stockholders in reverse recapitalization	(2,940)		(2,940)
Net loss	(6,746)			(6,746)
Ending balance (in shares) at Jun. 30, 2023		2,956,354
Ending balance at Jun. 30, 2023	4,038	$ 0	31,430	(27,392)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	326		326
Net loss	$ (2,137)			(2,137)
Ending balance (in shares) at Sep. 30, 2023	2,956,354	2,956,354
Ending balance at Sep. 30, 2023	$ 2,227	$ 0	$ 31,756	$ (29,529)